RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.7%
24,099	General Dynamics Corporation	$ 6,711,331
12,797	Teledyne Technologies, Inc.(a)	6,383,911
		13,095,242
	APPAREL & TEXTILE PRODUCTS - 1.4%
46,796	Deckers Outdoor Corporation(a)	4,937,914

	CHEMICALS - 1.6%
20,651	Air Products and Chemicals, Inc.	5,759,770

	COMMERCIAL SUPPORT SERVICES - 3.7%
37,092	FTI Consulting, Inc.(a)	6,089,023
26,903	Republic Services, Inc.	6,921,873
		13,010,896
	CONSTRUCTION MATERIALS – 1.9%
17,608	Carlisle Companies, Inc.	6,694,209

	DIVERSIFIED INDUSTRIALS - 6.0%
22,372	Eaton Corporation PLC	7,163,514
30,018	Honeywell International, Inc.	6,804,180
45,726	ITT, Inc.	6,883,592
		20,851,286
	ELECTRICAL EQUIPMENT - 3.9%
34,592	AMETEK, Inc.	6,182,974
111,977	nVent Electric PLC	7,368,087
		13,551,061
	ENGINEERING & CONSTRUCTION - 3.9%
15,543	EMCOR Group, Inc.	7,334,120
50,817	Jacobs Solutions, Inc.	6,418,187
		13,752,307
	HEALTH CARE FACILITIES & SERVICES - 4.8%
20,243	Cigna Group	6,409,744
39,911	ICON PLC(a)	5,199,605
36,573	IQVIA Holdings, Inc.(a)	5,132,289
		16,741,638

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 5.5%
62,714	RB Global, Inc.	$ 6,603,784
12,756	Watsco, Inc.	5,658,179
6,347	WW Grainger, Inc.	6,902,743
		19,164,706
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
37,102	Intercontinental Exchange, Inc.	6,670,940

	INSURANCE - 7.1%
18,567	Arthur J Gallagher & Company	6,450,918
53,521	Brown & Brown, Inc.	6,042,521
26,781	Marsh & McLennan Companies, Inc.	6,257,648
22,316	Primerica, Inc.	6,038,710
		24,789,797
	INTERNET MEDIA & SERVICES - 1.8%
35,993	Alphabet, Inc., Class C	6,221,390

	LEISURE FACILITIES & SERVICES - 3.9%
32,244	Darden Restaurants, Inc.	6,906,988
34,501	Texas Roadhouse, Inc.	6,734,940
		13,641,928
	MACHINERY - 9.3%
18,534	Curtiss-Wright Corporation	8,156,998
63,689	Franklin Electric Company, Inc.	5,502,093
73,724	Graco, Inc.	6,241,474
75,134	Ingersoll Rand, Inc.	6,133,940
9,880	Parker-Hannifin Corporation	6,567,236
		32,601,741
	MEDICAL EQUIPMENT & DEVICES - 8.9%
67,791	Alcon, Inc.	5,825,959
33,275	Becton Dickinson and Company	5,742,932
27,666	ResMed, Inc.	6,772,360
27,682	STERIS PLC	6,787,903
16,211	Stryker Corporation	6,202,977
		31,332,131

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - DISCRETIONARY - 3.5%
51,279	TJX Companies, Inc.	$ 6,507,305
116,307	Tractor Supply Company	5,629,259
		12,136,564
	SOFTWARE - 5.6%
10,055	Intuit, Inc.	7,576,141
10,729	Roper Technologies, Inc.	6,118,427
73,605	SS&C Technologies Holdings, Inc.	5,948,020
		19,642,588
	TECHNOLOGY SERVICES - 16.1%
18,397	Accenture PLC, Class A	5,828,537
71,569	Amdocs LTD	6,567,171
3,041	Amentum Holdings, Inc.(a)	62,834
20,705	Automatic Data Processing, Inc.	6,740,099
26,325	Broadridge Financial Solutions, Inc.	6,392,500
14,395	CACI International, Inc., Class A(a)	6,161,060
14,219	FactSet Research Systems, Inc.	6,515,999
30,111	Fiserv, Inc.(a)	4,901,770
44,029	Leidos Holdings, Inc.	6,539,187
18,213	Visa, Inc., Class A	6,651,205
		56,360,362
	TRANSPORTATION & LOGISTICS - 3.5%
26,521	Norfolk Southern Corporation	6,553,869
21,460	Saia, Inc.(a)	5,674,239
		12,228,108

	TOTAL COMMON STOCKS (Cost $333,303,774)	343,184,578

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUND - 2.0%
7,098,802	MONEY MARKET FUND - 2.0% State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.22%(b) (Cost $7,098,802)	7,098,802

	TOTAL INVESTMENTS - 100.0% (Cost $340,402,576)	$ 350,283,380
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(c)	96,865
	NET ASSETS - 100.0%	$ 350,380,245

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2025

LTD	- Limited Company
PLC	- Public Limited Company

(a) (b) (c)	Non-income producing security. Rate disclosed is the seven-day effective yield as of May 31, 2025. Less than 0.01%.